Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients $ in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CLP ($)
Schedule of Business Operations of the Bank With their Clients [Line Items]
Exceed amount			CLF 2,000	$ 77,289
Expenses MCh$	$ 33,385	$ 10,972
Banco Santander, S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	21,898	18,929
Account receivable	0	0
Account payable MCh$		18,715			$ 1,264
Santander Back-Offices Globales Mayoristas, S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	3,554	3,216
Account receivable	0	0
Account payable MCh$		0			0
Santander Chile Holding S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	266	255
Expenses MCh$	0	0
Account receivable	1	2
Account payable MCh$		0			0
Santander Factoring S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	44	42
Expenses MCh$	412	418
Account receivable	20	20
Account payable MCh$		51			103
Bansa Santander S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	4
Expenses MCh$	83
Account receivable	0
Account payable MCh$					0
Gesban Santander Servicios Profesionales Contables Limitada
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	57	60
Expenses MCh$	762	1,104
Account receivable	0	0
Account payable MCh$		0			0
Santander Global Services, S.L. Unipersonal
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	643
Account receivable	0
Account payable MCh$					0
Santander Global Services, S.L.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		639
Account receivable		0
Account payable MCh$		0
Santander Investment Chile Limitada
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	4,925	4,725
Account receivable	3	0
Account payable MCh$		29			310
Santander Global Technology and Operations Chile limitada
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	372	306
Account receivable	0	0
Account payable MCh$		9			14
Universia Chile S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	7	4
Expenses MCh$	435	377
Account receivable	0	0
Account payable MCh$		0			84
Aquanima Chile S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	1,904	1,943
Account receivable	0	0
Account payable MCh$		112			351
Santander Asset Management S.A. Administradora General de Fondos
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	483	676
Account receivable	9,335	747
Account payable MCh$		78			81
Centro de Compensación Automatizado S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	3,501	3,615
Account receivable	0	0
Account payable MCh$		0			0
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	733	646
Account receivable	0	0
Account payable MCh$		0			0
Zurich Santander Seguros Generales Chile S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	187	205
Expenses MCh$	0	0
Account receivable	1,883	1,667
Account payable MCh$		0			0
F1rst Tecnologia e Inovação Ltda.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	26,816	8,723
Account receivable	0	0
Account payable MCh$		0			0
Santander Global Technology and Operations, S.L. Unipersonal
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	57,379	52,948
Account receivable	132	0
Account payable MCh$		0			0
PagoNxt Trade Services, S.L.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0	0
Expenses MCh$	620	400
Account receivable	0	0
Account payable MCh$		0			0
Mercury Trade Finance Solutions, S.p.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		183
Account receivable		0
Account payable MCh$		0
Klare Corredora de Seguros S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	78
Expenses MCh$	0
Account receivable	267
Account payable MCh$					0
Universia Holding, S.L.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	77
Account receivable	0
Account payable MCh$					0
Santander Global Cards & Digital Solutions, S.L.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$	0
Expenses MCh$	515
Account receivable	$ 0
Account payable MCh$					$ 0
Banco Santander, S.A.
Schedule of Business Operations of the Bank With their Clients [Line Items]
Income MCh$		0
Expenses MCh$		18,929
Account receivable		0
Account payable MCh$		$ 18,715